PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
	Note	2018	2019
Advances to third parties	(i)	$30,545	$25,017
Prepaid expenses		2,013	926
Deposits		172	85
Funds receivable	(ii)	374	119
Other receivable	(iii)	362	488
Advance to employees	(iv)	2,812	478
Other current assets		2,436	473
Total		$38,714	$27,586

(i)Advances to third parties mainly represent cash advanced to third party dealerships for car purchase. Specifically, some of the advances to third parties relate to consignment sales, in which the Company acts as an agent and assists other third party dealerships in the sale of their cars by allowing them to move their cars to the Company’s own lot. The Company pays those third party dealerships an advance amounting to the value of the car. The Company agrees to market those cars and if successfully sold, receives a commission from those third party dealerships. The Company does not take title to the cars and merely acts as an agent. The advance is subsequently settled either (1) when the car is sold by the Company or (2) if the car is not sold, the cash is remitted back to the Company by the third party dealerships. The related balance was substantially collected after December 31, 2018, and the commission earned from the above arrangements is immaterial for the year ended December 31, 2018. As of December 31, 2019, the related balance related to consignment sales was in the amount of US$2.6 million.

(ii)Funds receivable mainly represents balances paid by individuals that are held at a third party electronic payment channel as of December 31, 2018 and 2019. The balances were collected subsequent to December 31, 2019.

(iii)Other receivable mainly represents cash advanced to customers of third party dealerships for purchase of cars for which loans were approved by a bank but for which the customers have not yet received the cash. The amount was  collected by the Company subsequent to December 31, 2019.

(iv)Advance to employees represents cash advanced to employees mainly for purchasing used cars on behalf of the Company.